Form 12b-25

[As last amended in Release No. 34-35113

December 19, 1994, 59 F.R.67742.]

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12B-25

COMMISSION FILE NUMBER 0-31152

CUSIP NUMBER NONE

NOTIFICATION OF LATE FILING (Check One):

[X]Form 10-K [ ]Form 10-Q [ ]Form 20-F [ ]Form 11-K [ ]Form N-SAR

For Period Ended: DECEMBER 31, 2000

[ ] Transition Report on Form 10-K

[ ] Transition Report on Form 20-F

[ ] Transition Report on Form 11-K

[ ] Transition Report on Form 10-Q

[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

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Read Attached Instruction Sheet Before Preparing Form.

Please Print or Type.

Nothing in this form shall be construed to imply that the

Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates.

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Part I - Registrant Information

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Full name of Registrant LIFEN, INC.

Former Name if Applicable DIGIVISION INTERNATIONAL, LTD.

Address of Principal Executive Office (Street and Number)

444 Madison Avenue, #2904

City, State and Zip Code New York, New York 10022

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Part II - Rules 12b-25(b) and (c)

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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part II of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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Part III - Narrative

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State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant, despite its best efforts, has been unable to gather the information necessary to finalize its Form 10-KSB and financial statements, without unreasonable effort or expense.

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Part IV - Other Information

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(1) Name and telephone number of person to contact in regard to this notification.

Robert Gordon (212) 750-7878

(2) Have all other periodic reports required under section 13 or 15(d)of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or f or such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify reports(s).

[X]Yes [ ]No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X]Yes [ ]No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Explanation: It is anticipated that the Company will incur a net loss for the fiscal year ended August 31, 2001, which will be significantly greater than the loss of $43,733 for the prior fiscal year. The Company's unaudited net loss for the nine month period ended May 31, 2001 was $69,239.

LIFEN, INC.

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(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: November 28, 2001 By:

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ROBERT GORDON

President